Borrowings - Schedule of Future Payments for FHLB Advances and Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Total	$ 151,572	$ 131,011
Bank | FHLB advances
Borrowings
2026	83,000
2027	7,500
2028	0
2029	2,925
2030	8,575
Thereafter	49,572
Total	$ 151,572